CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 753,642	$ 109,268	¥ 626,715
Restricted cash	3,762	545	50,008
Short-term investments	70,542	10,228	184,159
Prepaid expenses and other current assets	98,272	14,248	176,349
Deferred costs, current	42,886	6,218	89,353
Total current assets	969,104	140,507	1,126,584
Non-current assets
Property and equipment, net	813,783	117,987	857,648
Intangible assets, net	1,509	219	2,761
Right-of-use assets	274,643	39,819	362,335
Deferred costs, non-current	78,839	11,431	109,020
Long-term investments	73,513	10,658	54,844
Deferred tax assets	26,799	3,885	39,265
Other non-current assets	37,880	5,492	40,163
Total non-current assets	1,306,966	189,491	1,466,036
TOTAL ASSETS	2,276,070	329,998	2,592,620
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB197,467 and RMB191,172 as of December 31, 2021 and 2022, respectively)	436,339	63,263	586,043
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB295,958 and RMB374,208 as of December 31, 2021 and 2022, respectively)	986,086	142,969	1,266,948
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB8,366 and RMB17,065 as of December 31, 2021 and 2022, respectively)	17,065	2,474	14,310
Long-term debt, current portion	38,654	5,604	38,654
Total current liabilities	1,478,144	214,310	1,905,955
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB257,071 and RMB251,080 as of December 31, 2021 and 2022, respectively)	704,860	102,195	1,081,231
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB318,598 and RMB316,844 as of December 31, 2021 and 2022, respectively)	316,844	45,938	404,133
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB2,312 and RMB1,122 as of December 31, 2021 and 2022, respectively)	5,984	868	21,782
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB963 and RMB1,063 as of December 31, 2021 and 2022, respectively)	6,770	982	11,698
Long-term debt, non-current portion	143,319	20,779	181,973
Total non-current liabilities	1,177,777	170,762	1,700,817
TOTAL LIABILITIES	2,655,921	385,072	3,606,772
SHAREHOLDERS’ DEFICIT
Treasury stock	0	0	0
Additional paid-in capital	2,309,740	334,881	2,364,313
Accumulated other comprehensive income	127,885	18,541	82,532
Accumulated deficit	(2,812,114)	(407,718)	(3,456,073)
Total Sunlands Technology Group shareholders’ deficit	(374,487)	(54,296)	(1,009,226)
Non-controlling interest	(5,364)	(778)	(4,926)
TOTAL SHAREHOLDERS’ DEFICIT	(379,851)	(55,074)	(1,014,152)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,276,070	329,998	2,592,620
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	¥ 1	$ 0	¥ 1